Other Payables and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of other payables and accrued liabilities
	December 31, 2021	December 31, 2020
Other payables and accrued liabilities
Rental deposits	$220,416	$215,268
Salary payables	157,970	127,610
Others	44,053	110,540
Receipt in advance	153,399	77,702
Payable under acquisition	16,710,032	-
Advance for operational purpose	286,820	-
Lending with no interests	1,220,176	-
Deposits for purchase of vehicles	476,258	-
Total other payables and accrued liabilities	$19,269,124	$531,120